Stockholders' Equity - Schedule of Outstanding Series C Agent Warrants (Detail) - Series C Warrants [Member] - $ / shares	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Balance	2,444	2,444
Number of conversion shares		42
Cumulative common stock dividends		30
Number of Warrants Exercised	(2,444)	0
Balance	0	2,444
Series 1 Warrants Outstanding [Member]
Balance	1,929
Conversion price		$ 58
Number of conversion shares		33
Cumulative common stock dividends		23
Balance		1,929
Series 2 Warrants Outstanding [Member]
Balance	219
Conversion price		$ 60.7
Number of conversion shares		4
Cumulative common stock dividends		3
Balance		219
Series 3 Warrants Outstanding [Member]
Balance	296
Conversion price		$ 57.5
Number of conversion shares		5
Cumulative common stock dividends		4
Balance		296
Preferred Series C-1 Agent Warrants [Member]
Balance	219
Conversion price	$ 2,124.5
Number of Warrants Exercised	(219)
Balance	0	219
Preferred Series C-2 Agent Warrants [Member]
Balance	1,929
Conversion price	$ 2,030
Number of Warrants Exercised	(1,929)
Balance	0	1,929
Preferred Series C-3 Agent Warrants [Member]
Balance	296
Conversion price	$ 2,012.5
Number of Warrants Exercised	(296)
Balance	0	296